SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Fair Value, by Balance Sheet Grouping (USD $)	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 17, 2004
Assets
Cash	$ 177,750	$ 133,873	$ 69,994	$ 42,008	$ 129,888	$ 0
Certificates of Deposit	172,965	172,880		172,499
Liabilities
Advance Gold Sales	49,955	195,711		0
Convertible notes	986,115	836,858		608,193
Note payable, Ruby	470,118	627,101		1,774,822
Notes payable, equipment	13,659	41,687		0
Fair Value, Inputs, Level 1 [Member]
Assets
Cash	177,750	133,873		42,008
Certificates of Deposit	172,965	172,880		172,499
Total assets	350,715	306,753		214,507
Liabilities
Advance Gold Sales	0	0
Convertible notes	0	0		0
Note payable, Ruby	0	0		0
Notes payable, equipment	0	0
Total liabilities	0	0		0
Total assets (liabilities)	350,715	306,753		214,507
Fair Value, Inputs, Level 2 [Member]
Assets
Cash	0	0		0
Certificates of Deposit				0
Total assets	0	0		0
Liabilities
Advance Gold Sales	49,955	195,711
Convertible notes	986,115	836,858		608,193
Note payable, Ruby	1,760,130	1,832,638		1,774,822
Notes payable, equipment	37,300	41,687
Total liabilities	2,833,500	2,906,894		2,383,015
Total assets (liabilities)	(2,833,500)	(2,906,894)		(2,383,015)
Fair Value, Inputs, Level 3 [Member]
Assets
Cash	0	0		0
Certificates of Deposit				0
Total assets	0	0		0
Liabilities
Advance Gold Sales	0	0
Convertible notes	0	0		0
Note payable, Ruby	0	0		0
Notes payable, equipment	0	0
Total liabilities	0	0		0
Total assets (liabilities)	$ 0	$ 0		$ 0